UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1.  Schedule of Investments.
STEINBERG SELECT FUND SCHEDULE OF INVESTMENTS (Unaudited) JUNE 30, 2016

Shares	Security Description	Value
Common Stock - 93.6%
Consumer Discretionary - 22.9%
58,185	Aramark	$1,944,543
6,680	Charter Communications, Inc., Class A (a)	1,527,315
226,415	Hudson's Bay Co.	2,732,157
5,565	Liberty Global PLC LiLAC, Class C (a)	180,797
44,600	Liberty Global PLC, Class C (a)	1,277,790
2,900	The Madison Square Garden Co., Class A (a)	500,279
20,555	Visteon Corp. (a)	1,352,724
		9,515,605
Energy - 9.4%
29,740	Golar LNG Partners LP	545,134
180,883	Golar LNG, Ltd.	2,803,687
48,470	Navigator Holdings, Ltd. (a)	557,405
		3,906,226
Financial - 10.3%
34,748	Arch Capital Group, Ltd. (a)	2,501,856
475	Markel Corp. (a)	452,571
10,520	Willis Towers Watson PLC	1,307,741
		4,262,168
Health Care - 23.5%
28,945	Abbott Laboratories	1,137,828
8,929	Allergan PLC (a)	2,063,402
14,225	Express Scripts Holding Co. (a)	1,078,255
86,380	IMS Health Holdings, Inc. (a)	2,190,597
14,675	Laboratory Corp. of America Holdings (a)	1,911,712
9,305	Thermo Fisher Scientific, Inc.	1,374,907
		9,756,701
Industrials - 13.6%
45,815	AECOM (a)	1,455,543
55,825	Covanta Holding Corp.	918,321
9,480	FedEx Corp.	1,438,874
35,915	Republic Services, Inc.	1,842,799
		5,655,537
Information Technology - 11.9%
122,005	Flextronics International, Ltd. (a)	1,439,659
80,475	NeuStar, Inc., Class A (a)	1,891,967
22,825	ViaSat, Inc. (a)	1,629,705
		4,961,331
Materials - 2.0%
18,980	Axalta Coating Systems, Ltd. (a)	503,539
39,445	Dominion Diamond Corp.	348,694
		852,233
Total Common Stock (Cost $39,055,509)	38,909,801
Money Market Fund - 6.6%
2,714,712	Dreyfus Cash Management, 0.31% (b) (Cost $2,714,712)	2,714,712
Total Investments - 100.2% (Cost $41,770,221)*	$41,624,513
Other Assets & Liabilities, Net - (0.2)%	(67,482)
Net Assets - 100%	$41,557,031

LP	Limited Partnership
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of June 30, 2016.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$3,390,557
Gross Unrealized Depreciation	(3,536,265)
Net Unrealized Depreciation	$(145,708)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$38,909,801
Level 2 - Other Significant Observable Inputs	2,714,712
Level 3 - Significant Unobservable Inputs	-
Total	$41,624,513

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended June 30, 2016.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 26, 2016
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date	July 26, 2016

By	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date	July 26, 2016